PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT
Schedule of Property and equipment, net

        Property and equipment, net is as follows (in thousands):

	December 31,
	2015	2014
Computer equipment	$23,172	$21,389
Capitalized software (including internally-developed software)	108,614	97,561
Land, buildings and leasehold improvements	50,978	50,685
Furniture and other equipment	16,681	16,638
Projects in progress	18,729	10,581

	218,174	196,854
Less: accumulated depreciation and amortization	(126,692)	(110,253)

Total property and equipment, net	$91,482	$86,601